Acquisitions and Joint Ventures	12 Months Ended
Dec. 31, 2012
Acquisitions and Joint Ventures [Abstract]
Acquisitions and Joint Ventures
Note 2: Acquisitions and Joint Ventures

One SubseaTM ― On November 15, 2012, Cameron and Schlumberger announced their intent to create OneSubsea, a joint venture to manufacture and develop products, systems and services for the subsea oil and gas market.  Cameron will contribute its existing subsea business and receive $600 million from Schlumberger while Schlumberger will contribute its Framo, Surveillance, Flow Assurance and Power and Controls businesses.  As 60% owner, Cameron will manage the joint venture, consolidate it in its DPS segment and reflect a minority interest in its financial statements for Schlumberger's 40% interest in the joint venture.  The transaction is subject to regulatory approvals and other customary closing conditions, which are expected to be completed during the first half of 2013.

LeTourneau Technologies Drilling Systems, Inc. — On October 24, 2011, the Company closed on the acquisition of LeTourneau Technologies Drilling Systems, Inc., a wholly-owned subsidiary of Joy Global Inc., for $375.0 million in cash, subject to certain post-closing adjustments.  LeTourneau provides drilling equipment as well as rig designs and components for both the land and offshore rig markets and its results of operations have been included in the Company's DPS segment from the date of acquisition.

Other Acquisitions — During the fourth quarter of 2012, the Company spent $39.7 million, net of cash acquired, on two acquisitions, CairnToul Well Equipment Services Limited and ICI Artificial Lift, Inc. both of which are intended to enhance the product and service offerings of its Surface Systems business in the DPS segment.

On June 6, 2012, the Company closed on its purchase of the drilling equipment business of TTS Energy Division from TTS Group ASA, a Norwegian company ("TTS"), for a cash payment of $248.1 million, net of cash acquired, subject to certain post-closing adjustments.  TTS provides high performance drilling equipment, rig packages and rig solutions for both onshore and offshore rigs to the international energy industry and its financial results have been included in the DPS segment since the date of acquisition.
During the first quarter of 2012, the Company acquired 100% of the outstanding stock of Elco Filtration and Testing, Inc. ("Elco"), for a total purchase price of $61.5 million, net of cash acquired.  Elco was purchased to strengthen the Company's wellhead product and service offerings and has been included in the DPS segment since the date of acquisition.

The Company is still awaiting significant information relating to the fair value of the assets and liabilities of each of these businesses, in particular inventory, property, plant and equipment and acquired intangibles, in order to finalize the respective purchase price allocations.

The table set forth below shows the preliminary purchase price allocation of the four businesses acquired in 2012.  These items are included in the Company's Consolidated Balance Sheet at December 31, 2012 and are treated as non-cash additions, except for the net cash cost of the acquisitions, in the Company's Consolidated Cash Flows Statement for the year ended December 31, 2012.

(dollars in millions)	Preliminary Purchase Price Allocation of Businesses Acquired for 2012

Cash	$16.4
Accounts receivable	44.6
Inventory	41.1
Current deferred tax assets	25.7
Other current assets	27.7
Property, plant and equipment	18.6
Goodwill	249.6
Intangibles	94.8
Other non-current assets	7.0
Accounts payable and accrued liabilities	(159.8)
Total purchase price	$365.7

Approximately $27.8 million of the goodwill recorded in 2012 is deductible for tax purposes.

During 2011, the Company also acquired the stock of four other businesses for a total cash purchase price, net of cash acquired, of $46.9 million.  Vescon Equipamentos Industriais Ltda. was acquired to strengthen the Company's surface product offerings in the Brazilian market and has been included in the DPS segment since the date of acquisition.  The remaining interest in Scomi Energy Sdn Bhd., previously a Cameron joint venture company, was acquired in order to strengthen the Company's process systems offerings in the Malaysian market.  TS-Technology AS, a Norwegian company, was acquired to enhance the Company's water treatment technology offerings.  Industrial Machine and Fabrication ("IMF") was acquired to enhance the Company's rotating compression aftermarket offerings.  The results of these businesses have been included in the PCS segment since the dates of the respective acquisitions.

During 2010, the Company acquired the assets or capital stock of two businesses for a total cash purchase price of $40.9 million.  These businesses were acquired to enhance the Company's product offerings or aftermarket services in the DPS and V&M segments. The two acquisitions were included in the Company's consolidated financial statements for the periods subsequent to the acquisitions. Under the terms of the acquisition recorded in the V&M segment, the Company has the right and obligation under various conditions to purchase the remaining 49% capital stock interest it does not currently own.  The Company has reflected a liability in its consolidated balance sheet for the fair value of the remaining 49% interest the Company is required to purchase.